Accrued Expenses and Other Current Liabilities - Standard product warranty activities (Details) - CNY (¥) ¥ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities
Balance at Beginning	¥ 3,043	¥ 2,529
Provided during the period	861	3,288
Utilized during the period	(1,375)	(3,113)
Balance at End	¥ 2,529	¥ 2,704